Label	Element	Value
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return by investing in companies whose products and services have the potential to deliver positive social and environmental outcomes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 246 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from March 23, 2021 (commencement of operations) through August 31, 2021, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 246 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a concentrated portfolio consisting primarily of U.S. companies whose products and services the Portfolio Managers believe have the potential to deliver positive social and environmental outcomes (“Impact”). The Fund considers securities of U.S. companies to be those that (1) are traded principally on a stock exchange or over-the-counter in the United States, (2) are organized under the laws of and have a principal office in the United States, or (3) derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in the United States. Companies are selected using a fundamental, bottom-up research approach and proprietary in-depth Impact analysis using quantitative ratios and qualitative scoring frameworks. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.
The Portfolio Managers focus on both social and environmental Impact themes while also integrating governance factors into the investment process. Social themes include a company’s ability to deliver sustainable growth and fair employment, increase positive health and safety outcomes, and promote gender and racial equality. Environmental themes include the ability to combat climate change, enable energy transitions, and conserve the natural environment.
Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Impact Leaders. Special Situations have certain attributes that the Portfolio Managers believe may influence Impact outcomes (e.g., initial public offerings, spin-offs, private investments, changes in capital structure, mergers and acquisitions) and require specific methodologies and customized investment research. Opportunistic investments are companies that the Portfolio Managers believe are temporarily underappreciated by the broader market, given their long- term business and/or Impact potential. Impact Leaders are those companies with a track record of significant Impact, shareholder-oriented management, superior competitive positioning, or that are industry leaders in environmental, social and governance (“ESG”) issues.
The Portfolio Managers utilize an integrated approach focused on rigorous Impact analysis, consideration of ESG factors, and assessment of company financials. The Managers perform both quantitative and qualitative analysis in an effort to identify companies that they believe have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of the Portfolio Managers’ evaluation of their financial condition, industry position, market opportunities, Impact metrics, ESG factors, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. Environmental and social outcomes will be evaluated on an absolute basis, with the goal of achieving a specific and identifiable positive threshold. Additionally, the contribution of companies to a specific environmental or social outcome will be compared against other companies, which also contribute to that same environmental or social outcome. These factors will be considered both individually and collectively, as part of the Portfolio Managers' analysis.
The Portfolio Managers will invest in accordance with the Fund's Enhanced Sustainable Exclusion Policy. The policy describes businesses, which may be deemed controversial, and are therefore excluded from investment consideration. Please see the Statement of Additional Information for a detailed description of the Fund's Enhanced Sustainable Exclusion Criteria.
The Portfolio Managers employ disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock.
The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a dynamic price target, when other opportunities appear more attractive, when Impact metrics deteriorate, or when the Portfolio Managers’ research indicates declining fundamentals.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.
The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.
At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.
The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. equity securities, without providing investors at least 60 days’ written notice. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers' evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers' evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.
Impact and ESG Criteria Risk. The Fund’s application of Impact and ESG criteria could cause it to sell or avoid some stocks or instruments that in hindsight could have performed well or enhanced the Fund’s risk profile. As with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. The Fund may underperform funds that do not follow Impact and ESG criteria. The Fund’s Impact and ESG criteria may also affect the Fund’s exposure to certain sectors or industries, and may impact the Fund’s investment performance depending on whether such sectors or industries are in or out of favor in the market.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
The Fund's portfolio may contain fewer securities than the portfolios of other mutual funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.
Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, or by adverse publicity and investor perceptions.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
New Fund Risk. The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareholder approval and/or at a time that may not be favorable for certain shareholders. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies.
Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.
Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.
Recent Market Conditions. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. The rise in protectionist trade policies, changes to some major international trade agreements and the potential for changes to others, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. Equity markets in the U.S. and China have been very sensitive to the outlook for resolving the U.S.-China “trade war,” a trend that may continue in the future.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there may be a further increase in public debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Governments and central banks have moved to limit the potential negative economic effects of the COVID-19 pandemic with interventions that are unprecedented in size and scope and may continue to do so, but the ultimate impact of these efforts is uncertain. Governments’ efforts to limit potential negative economic effects of the pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes, perhaps in response to indications of increasing inflation. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives or their alteration or cessation.
The impact of the pandemic has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and companies that have been slow to transition to an on-line business model, and has disrupted the supply chains that many businesses depend on. The travel, hospitality and public transit industries may suffer long-term negative effects from the pandemic and resulting changes to public behavior.
Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. Over the past several years, the U.S. has moved away from tighter industry regulation, a trend that appears to be changing. Increased regulation may impose added costs on the Fund and its service providers for monitoring and compliance, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.
Climate Change. There is widespread concern about the potential effects of global climate change on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a climate-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected coastal zones may not ever recover their value. Large wildfires driven by high winds and prolonged drought may devastate businesses and entire communities and may be very costly to any business found to be responsible for the fire. The U.S. administration appears concerned about the climate change problem and is focusing regulatory and public works projects around those concerns. Regulatory changes tied to concerns about climate change could adversely affect the value of certain land and the viability of certain industries.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Special Situations Risk. Companies that are considered “special situations” include, among others: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from, or restructuring as a result of, bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value.
Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.
Value Stock Risk. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
A summary of the Fund’s additional principal investment risks is as follows:
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Fund to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other mutual funds to calculate their NAVs. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for performance information. Past performance (before and after taxes) is not a prediction of future results.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com or call 800-366-6264 for performance information. Past performance (before and after taxes) is not a prediction of future results.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.26%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	696
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 952
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	3.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.01%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 630
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.93%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 287

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	“Other expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, such as deferred tax expense, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.